Convertible Notes Payable (Details Narrative) (10-K) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2019	Oct. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest expense					$ 389,756	$ 13,408	$ 1,051,369	$ 22,115	$ 43,394	$ 0
Amortization of debt discount					325,794	0	875,315	0	236,144	0
Convertible outstanding amount					1,311,292		$ 1,311,292		161,227	125,000
Loss on derivative									$ 12,654,360	276,100
Convertible Note [Member]
Original Issue Discount			$ 8,333			8,333		8,333
Blue Citi LLC [Member]
Debt converted into common stock, shares							75,000		50,000
Number of shares issued for the period							1,500,000,000		1,000,000,000
Embedded conversion feature amount									$ 7,800,000
Blue Citi LLC [Member] | Non-Interest Bearing Convertible Note [Member]
Debt instrument principal amount					$ 125,000		$ 125,000		$ 125,000
Debt conversion price					$ 0.00005		$ 0.00005		$ 0.00005
Convertible outstanding amount					$ 0		$ 0		$ 75,000	$ 125,000
Blue Citi LLC [Member] | Convertible Note [Member]
Debt instrument principal amount					1,083,500		1,083,500		$ 985,000
Debt interest rate	12.00%								8.00%
Debt discount rate									10.00%
Debt conversion, description	The conversion price shall be equal to 85% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion.								The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
Derivative liability					0		0		$ 3,276,331
Blue Citi LLC [Member] | Convertible Note Restructuring [Member]
Debt instrument principal amount			810,000			$ 810,000		$ 810,000
Accrued interest			$ 19,680
Blue Citi LLC [Member] | Convertible Note One [Member]
Fair value of derivative liabilities				$ 1,399,179
Derivative liability				976,667					3,276,331
Loss on derivative				$ 422,512
Change in fair value of derivative liability									1,877,152
SMEA2Z, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount					242,000		242,000		$ 220,000
Debt interest rate	12.00%								8.00%
Debt discount rate	30.00%								30.00%
Debt conversion, description	The conversion price shall be equal to 65% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion. The note (i) accrues interest at the rate of 8% per annum and (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion.								The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and (iii) is due and payable upon the 9-month anniversary of its issuance, and (iv) has an original issue discount of $20,000.
Fair value of derivative liabilities		$ 367,781
Derivative liability		200,000			0		0		$ 788,724
Loss on derivative		$ 167,781
Change in fair value of derivative liability									420,943
Original Issue Discount									20,000
AFT Funding Group, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount					210,000		210,000		$ 210,000
Debt interest rate	12.00%								8.00%
Debt discount rate	30.00%								30.00%
Debt conversion, description	The conversion price shall be equal to 65% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion. The note (i) accrues interest at the rate of 8% per annum and (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion.								The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and (iii) is due and payable upon the 9-month anniversary of its issuance, and (iv) has an original issue discount of $10,000.
Derivative liability					$ 0		$ 0		$ 394,958
Change in fair value of derivative liability									79,377
Original Issue Discount									10,000
AFT Funding Group, LLC [Member] | Convertible Note [Member] | Amendment and Forbearance Agreement [Member]
Derivative liability									$ 110,000